Details of Income Statement Items (Expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, transport and marketing expenses [Abstract]
Land and marine transportation	$ 509	$ 553	$ 497
Cost of labor	133	125	122
Other	125	120	127
Selling, transport and marketing expenses	767	798	746
General and administrative expenses [Abstract]
Cost of labor	153	172	170
Professional Services	42	44	49
Other	59	41	42
General and administrative expenses	254	257	261
Research and development expenses [Abstract]
Cost of labor	36	38	40
Other	14	17	15
Research and development expenses, net	$ 50	$ 55	$ 55